Pensions and other post-employment benefits - Benefit Payments (Details) € in Millions	Dec. 31, 2025 EUR (€)
2026
Benefits
Estimated future benefit payments	€ 1,520
2027
Benefits
Estimated future benefit payments	1,421
2028
Benefits
Estimated future benefit payments	1,402
2029
Benefits
Estimated future benefit payments	1,450
2030
Benefits
Estimated future benefit payments	1,299
2031–2035
Benefits
Estimated future benefit payments	5,702
Management | 2026
Benefits
Estimated future benefit payments	1,057
Management | 2027
Benefits
Estimated future benefit payments	990
Management | 2028
Benefits
Estimated future benefit payments	928
Management | 2029
Benefits
Estimated future benefit payments	868
Management | 2030
Benefits
Estimated future benefit payments	812
Management | 2031–2035
Benefits
Estimated future benefit payments	3,288
Occupational | 2026
Benefits
Estimated future benefit payments	0
Occupational | 2027
Benefits
Estimated future benefit payments	0
Occupational | 2028
Benefits
Estimated future benefit payments	0
Occupational | 2029
Benefits
Estimated future benefit payments	0
Occupational | 2030
Benefits
Estimated future benefit payments	0
Occupational | 2031–2035
Benefits
Estimated future benefit payments	0
Supplemental plans | 2026
Benefits
Estimated future benefit payments	23
Supplemental plans | 2027
Benefits
Estimated future benefit payments	23
Supplemental plans | 2028
Benefits
Estimated future benefit payments	22
Supplemental plans | 2029
Benefits
Estimated future benefit payments	21
Supplemental plans | 2030
Benefits
Estimated future benefit payments	20
Supplemental plans | 2031–2035
Benefits
Estimated future benefit payments	86
Formerly union represented | 2026
Benefits
Estimated future benefit payments	41
Formerly union represented | 2027
Benefits
Estimated future benefit payments	38
Formerly union represented | 2028
Benefits
Estimated future benefit payments	77
Formerly union represented | 2029
Benefits
Estimated future benefit payments	70
Formerly union represented | 2030
Benefits
Estimated future benefit payments	63
Formerly union represented | 2031–2035
Benefits
Estimated future benefit payments	230
Non-union representation | 2026
Benefits
Estimated future benefit payments	55
Non-union representation | 2027
Benefits
Estimated future benefit payments	55
Non-union representation | 2028
Benefits
Estimated future benefit payments	55
Non-union representation | 2029
Benefits
Estimated future benefit payments	55
Non-union representation | 2030
Benefits
Estimated future benefit payments	56
Non-union representation | 2031–2035
Benefits
Estimated future benefit payments	272
Other countries | 2026
Benefits
Estimated future benefit payments	344
Other countries | 2027
Benefits
Estimated future benefit payments	315
Other countries | 2028
Benefits
Estimated future benefit payments	320
Other countries | 2029
Benefits
Estimated future benefit payments	436
Other countries | 2030
Benefits
Estimated future benefit payments	348
Other countries | 2031–2035
Benefits
Estimated future benefit payments	€ 1,826